Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net comprised the following:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable	51,483,121	32,092,210	4,507,966
Allowance for credit losses	(11,041,825)	(15,161,334)	(2,129,700)
Total	40,441,296	16,930,876	2,378,266

Schedule of Allowance for Credit Loss

Allowance for credit losses, net consists of the following:

	For the years ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Beginning balance	10,892,125	10,921,962	11,041,825	1,551,036
Allowance for credit losses	29,837	119,863	9,343,225	1,312,435
Written-off			(5,223,716)	(733,771)
Ending balance	10,921,962	11,041,825	15,161,334	2,129,700